Vacation Ownership Notes Receivable (Tables)	6 Months Ended
Jun. 30, 2012
Vacation Ownership Notes Receivable [Abstract]
Notes receivable (net of reserves) related to vacation ownership loans

	June 30, 2012	December 31, 2011
Vacation ownership loans – securitized	$441	$510
Vacation ownership loans – unsecuritized	168	113

	609	623
Less: current portion
Vacation ownership loans – securitized	(60)	(64)
Vacation ownership loans – unsecuritized	(23)	(20)

	$526	$539

Interest income related to VOI notes receivable

	Three Months Ended June 30,
	2012	2011
Vacation ownership loans – securitized	$16	$15
Vacation ownership loans – unsecuritized	4	6

	$20	$21

	Six Months Ended June 30,
	2012	2011
Vacation ownership loans – securitized	$34	$32
Vacation ownership loans – unsecuritized	8	11

	$42	$43

Future maturities of gross VOI notes receivable and interest rates

	Securitized	Unsecuritized	Total
2012	$34	$20	$54
2013	71	19	90
2014	72	17	89
2015	71	20	91
Thereafter	259	155	414

Balance at June 30, 2012	$507	$231	$738

Weighted Average Interest Rates	12.84%	12.49%	12.72%

Range of interest rates	5 to 17%	6 to 17%	5 to 17%

Loan loss reserve

	Securitized	Unsecuritized	Total
Balance at March 31, 2012	$73	$59	$132
Provisions for loan losses	—	5	5
Write-offs	—	(8)	(8)
Other	(7)	7	—

Balance at June 30, 2012	$66	$63	$129

Balance at December 31, 2011	$80	$56	$136
Provisions for loan losses	—	12	12
Write-offs	—	(19)	(19)
Other	(14)	14	—

Balance at June 30, 2012	$66	$63	$129

Balance at March 31, 2011	$72	$78	$150
Provisions for loan losses	4	6	10
Write-offs	—	(12)	(12)
Other	(8)	8	—

Balance at June 30, 2011	$68	$80	$148

Balance at December 31, 2010	$82	$79	$161
Provisions for loan losses	2	13	15
Write-offs	—	(28)	(28)
Other	(16)	16	—

Balance at June 30, 2011	$68	$80	$148